Expense Example, No Redemption - International Vegan Climate ETF - International Vegan Climate ETF Class	Aug. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	$ 240